Principal subsidiaries - Narrative (Details) € in Millions	10 Months Ended	12 Months Ended
	Oct. 25, 2024	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of subsidiaries [line items]
Increase (decrease) in investment in subsidiaries		£ 1,642,000,000
Other reserves		(1,302,000,000)			£ (363,000,000)
Assets		1,218,524,000,000			1,185,166,000,000		£ 1,203,500,000,000
Liabilities		1,159,304,000,000			1,124,662,000,000		1,144,600,000,000
Balances with banks and other regulatory authorities		2,317,000,000			2,973,000,000		£ 3,038,000,000
Unconsolidated structured entities
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Assets		189,284,000,000			142,060,000,000
Barclays PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC
Disclosure of subsidiaries [line items]
Consideration transferred, acquisition-date fair value						£ 3
Barclays PLC | Barclays Asset Management Limited, Barclays Investment Solutions Limited and Barclays Bank UK PLC | Merger reserve
Disclosure of subsidiaries [line items]
Other reserves						£ 124,000,000
Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Investment in subsidiaries		£ 3,521,000,000
Proportion of voting rights held in subsidiary		100.00%	100.00%
Total for all subsidiaries
Disclosure of subsidiaries [line items]
Assets		£ 515,000,000,000			524,000,000,000
Liabilities		490,000,000,000			500,000,000,000
Gross exposure
Disclosure of subsidiaries [line items]
Investment in subsidiaries		23,009,000,000			22,185,000,000
Increase (decrease) in investment in subsidiaries		824,000,000
Gross exposure | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Investment in subsidiaries		5,140,000,000
Increase (decrease) in investment in subsidiaries | €			€ 50	€ 150
Accumulated impairment
Disclosure of subsidiaries [line items]
Investment in subsidiaries		(2,262,000,000)			£ (3,080,000,000)
Increase (decrease) in investment in subsidiaries		818,000,000
Accumulated impairment | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Investment in subsidiaries		(1,619,000,000)
Increase (decrease) in investment in subsidiaries		£ 1,000,000,000